CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 220,689	$ 31,083	¥ 198,529
Time deposits	300	42
Restricted cash	6,575	926
Amounts due from related parties	¥ 44	$ 6	¥ 92
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets, net	¥ 57,385	$ 8,083	¥ 38,656
Current assets of discontinued operations held for sale	275,603	38,818	430,276
Total current assets	560,596	78,958	667,553
Time deposits-non current			104
Amounts due from related parties-non current	¥ 732	$ 103	¥ 701
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Property and equipment, net	¥ 66,064	$ 9,305	¥ 77,996
Intangible assets, net	5,287	745	7,030
Right-of-use assets	237,059	33,389	248,704
Goodwill	49,416	6,960	49,416
Long-term investments	41,860	5,896	46,183
Deferred income tax assets	28,476	4,011	18,632
Other non-current assets	28,753	4,050	34,395
Non-current assets of discontinued operations held for sale			186,786
Total assets	1,018,243	143,417	1,337,500
Current liabilities:
Short-term bank loans			30,000
Accounts payable	4,988	704	5,259
Operating lease liabilities-current	111,840	15,752	148,583
Income taxes payable	6,105	860	4,281
Deferred revenue- current	1,210,536	170,500	1,314,877
Accrued expenses and other current liabilities	517,096	72,831	416,911
Current liabilities of discontinued operations held for sale	560,791	78,986	737,035
Total current liabilities	2,411,356	339,633	2,656,946
Operating lease liabilities-non current	107,804	15,184	109,111
Other non-current liabilities	433	61	750
Non-current liabilities of discontinued operations held for sale			77,374
Total liabilities	2,519,593	354,878	2,844,181
Commitments and contingencies
Deficit:
Additional paid-in capital	1,360,901	191,679	1,363,845
Accumulated other comprehensive income	48,216	6,791	49,664
Accumulated deficit	(2,427,992)	(341,976)	(2,436,918)
Total deficit attributable to the shareholders of TCTM Kids IT Education Inc.	(1,497,783)	(210,959)	(1,499,894)
Non-controlling interest	(3,567)	(502)	(6,787)
Total deficit	(1,501,350)	(211,461)	(1,506,681)
Total liabilities and deficit	1,018,243	143,417	1,337,500
Class A ordinary shares
Deficit:
Ordinary shares	364	51	359
Treasury shares (10,608,950 and 11,105,190 Class A ordinary shares as of December 31, 2022 and 2023, at cost)	(479,346)	(67,514)	(476,918)
Class B ordinary shares
Deficit:
Ordinary shares	¥ 74	$ 10	¥ 74